VIA EDGAR

January 24, 2017

Mr. Jeffrey A. Foor
Senior Counsel
U.S. Securities and Exchange Commission
Washington, D.C. 20549

RE:	Peachtree Alternative Strategies Fund (“Fund”)

Dear Mr. Foor:

On behalf of the Fund, transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is the Fund’s Registration Statement on Form N-2 (the “Registration Statement”).  The purpose of the Registration Statement is to register an additional $75 million of shares.  As the Registration Statement is substantially similar to the Fund’s current registration statement which was granted effectiveness on December 5, 2016, we hereby request selective review of the Registration Statement.  For your convenience, we have filed as correspondence, a redlined copy of the Registration Statement showing all the changes from the current registration statement.  As you will see, very few changes have been made to the Registration Statement and those changes update numbers and other information in the Registration Statement.

If you should have any questions regarding the enclosed information, please contact me directly at (207) 228-7182.

Kind regards,

/s/ Edward C. Lawrence
Edward C. Lawrence

cc:	Ford Donohue, Peachtree Alternative Strategies Fund